Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from investing activities
Cash disposed from sale of businesses	$ 54	$ 0	$ 180
Cash received from purchase of businesses	70	4,175	0
Business acquisitions:
Cash paid excluding transaction costs	$ 0	$ 88	$ 0